Commitments - Related to vessels under construction (Details) - Vessels under construction - Daewoo $ in Thousands	Dec. 31, 2021 USD ($)
Contractual commitments
Capital commitment	$ 820,654
Not later than one year
Contractual commitments
Capital commitment	123,098
Later than one year and not later than three years
Contractual commitments
Capital commitment	451,360
Later than three years and not later than five years
Contractual commitments
Capital commitment	$ 246,196